4. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 29,524	$ 25,402
Deposit on future raw material purchases	226,547	30,272
Total prepaid expenses and other current assets	$ 256,071	$ 55,674